Feb. 01, 2017

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Small Cap Core Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	R6	INST	S
Management fee	0.67	0.67	0.67	0.67	0.67	0.67
Distribution/service (12b-1) fees	0.22	0.25	1.00	None	None	None
Other expenses1	0.45	0.46	0.45	0.46	0.39	0.45
Total annual fund operating expenses	1.34	1.38	2.12	1.13	1.06	1.12
Fee waiver/expense reimbursement	0.25	0.29	0.28	0.34	0.22	0.23
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09	1.09	1.84	0.79	0.84	0.89

[1] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.09%, 1.09%, 1.84%, 0.79%, 0.84% and 0.89% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$680	$358	$287	$81	$86	$91
3	952	648	637	325	315	333
5	1,244	959	1,113	589	563	595
10	2,074	1,841	2,430	1,344	1,274	1,343

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$680	$358	$187	$81	$86	$91
3	952	648	637	325	315	333
5	1,244	959	1,113	589	563	595
10	2,074	1,841	2,430	1,344	1,274	1,343